Mutual Fund Series Trust

SignalPoint Global Alpha Fund

Incorporated herein by reference is the definitive version of the prospectus for SignalPoint Global Alpha Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on October 1, 2012 (SEC Accession No. 0001162044-12-000300).